PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 98.1%
Asset-Backed Security 0.2%
Credit Cards
Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7 (cost $112,074)	3.960%	10/13/30	100	$97,933
Commercial Mortgage-Backed Securities 6.0%
37 Capital CLO, Series 2021-PF01, Class A4	2.253	11/15/54	100	81,800
BANK, Series 2020-BN29, Class A3	1.742	11/15/53	100	79,719
Barclays Commercial Mortgage Securities Trust, Series 2019-C04, Class A4	2.661	08/15/52	100	89,768
Benchmark Mortgage Trust,
Series 2018-B03, Class A3	3.746	04/10/51	30	29,055
Series 2020-B19, Class A3	1.787	09/15/53	175	155,140
Series 2020-B21, Class A4	1.704	12/17/53	100	80,625
Series 2021-B23, Class A4A1	1.823	02/15/54	200	158,905
Series 2021-B30, Class A4	2.329	11/15/54	150	123,225

BMO Mortgage Trust, Series 2022-C01, Class A4	3.119	02/17/55	150	130,838
CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283(cc)	11/15/50	90	83,202
CD Mortgage Trust, Series 2017-CD06, Class A3	3.104	11/13/50	40	38,410
Citigroup Commercial Mortgage Trust,
Series 2016-P06, Class A4	3.458	12/10/49	111	104,713
Series 2017-P08, Class A3	3.203	09/15/50	75	69,589
Commercial Mortgage Trust,
Series 2015-PC01, Class A4	3.620	07/10/50	85	82,350
Series 2016-DC02, Class A5	3.765	02/10/49	25	23,964

CSAIL Commercial Mortgage Trust, Series 2016-C07, Class A4	3.210	11/15/49	43	41,143
Deutsche Bank Commercial Mortgage Trust, Series 2017-C06, Class A3	3.269	06/10/50	90	86,862
GS Mortgage Securities Trust, Series 2020-GC47, Class A4	2.125	05/12/53	100	83,900
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR04, Class A3	3.763	03/10/52	125	116,942
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559	08/15/49	18	16,648

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust, (cont’d.)
Series 2016-JP04, Class A3	3.393%	12/15/49	125	$117,995
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A3	3.077	03/15/48	61	58,422
Series 2016-C32, Class A3	3.459	12/15/49	119	111,687
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A3	3.337	12/15/49	123	115,163
Series 2021-L06, Class A3	2.196(cc)	06/15/54	225	182,512
UBS Commercial Mortgage Trust,
Series 2018-C08, Class A3	3.720	02/15/51	160	149,993
Series 2018-C09, Class ASB	4.090	03/15/51	58	56,345
Series 2018-C13, Class A3	4.069	10/15/51	200	192,252
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class A3	3.374	12/15/59	121	113,841
Series 2017-C39, Class A3	2.878	09/15/50	100	96,440
Series 2020-C55, Class A4	2.474	02/15/53	125	106,606

Total Commercial Mortgage-Backed Securities (cost $3,361,296)				2,978,054
Corporate Bonds 25.2%
Aerospace & Defense 0.6%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	100	92,861
Sr. Unsec’d. Notes	2.250	06/15/26	15	13,828
Sr. Unsec’d. Notes	2.700	02/01/27	20	18,554
Sr. Unsec’d. Notes	3.100	05/01/26	10	9,480
Sr. Unsec’d. Notes	3.600	05/01/34	30	25,788
Sr. Unsec’d. Notes	3.900	05/01/49	10	7,557
Sr. Unsec’d. Notes	5.805	05/01/50	70	69,847

General Dynamics Corp., Gtd. Notes	3.250	04/01/25	55	53,637
Northrop Grumman Corp., Sr. Unsec’d. Notes	4.750	06/01/43	20	19,130
Raytheon Technologies Corp., Sr. Unsec’d. Notes	4.125	11/16/28	10	9,863
				320,545

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture 0.4%
Altria Group, Inc.,
Gtd. Notes	3.400%	02/04/41	70	$49,358
Gtd. Notes	4.800	02/14/29	5	4,967
BAT Capital Corp. (United Kingdom),
Gtd. Notes	3.557	08/15/27	45	42,126
Gtd. Notes	4.700	04/02/27	10	9,865
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	5.125	02/15/30	55	55,645
Sr. Unsec’d. Notes	5.625	11/17/29	15	15,665
Sr. Unsec’d. Notes	5.750	11/17/32	10	10,506
				188,132
Airlines 0.2%
Southwest Airlines Co.,
Sr. Unsec’d. Notes	2.625	02/10/30	20	17,171
Sr. Unsec’d. Notes	5.125	06/15/27	50	50,392

United Airlines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.150	10/11/25	18	17,391
				84,954
Auto Manufacturers 0.4%
General Motors Co.,
Sr. Unsec’d. Notes	6.250	10/02/43	50	48,334
Sr. Unsec’d. Notes	6.600	04/01/36	10	10,290
Sr. Unsec’d. Notes	6.750	04/01/46	65	65,497

General Motors Financial Co., Inc., Gtd. Notes	4.000	01/15/25	85	83,015
				207,136
Auto Parts & Equipment 0.0%
Aptiv PLC/Aptiv Corp., Gtd. Notes	3.250	03/01/32	20	17,402
Banks 5.4%
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	165	138,019
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	90	76,118

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes, MTN	3.970%(ff)	03/05/29	220	$208,718
Sr. Unsec’d. Notes, MTN	4.083(ff)	03/20/51	55	45,827

Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.645(ff)	06/24/31	160	129,623
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	105	90,127
Sr. Unsec’d. Notes	2.904(ff)	11/03/42	20	14,453
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	115	100,903
Sr. Unsec’d. Notes	3.400	05/01/26	45	43,375
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	60	56,808
Sr. Unsec’d. Notes	3.980(ff)	03/20/30	30	28,150
Sr. Unsec’d. Notes	4.650	07/30/45	5	4,588
Sr. Unsec’d. Notes	6.270(ff)	11/17/33	30	32,466

Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes	4.550	04/17/26	100	92,360
Discover Bank, Sr. Unsec’d. Notes	4.650	09/13/28	15	14,284
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	50	40,066
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	50	47,099
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	170	163,291

HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.583(ff)	06/19/29	85	81,289
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	75	64,342
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	40	33,618
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	60	52,603
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	245	230,541
Sr. Unsec’d. Notes	3.882(ff)	07/24/38	95	83,608
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	19	18,498
Sub. Notes	3.875	09/10/24	60	58,971
Morgan Stanley,
Sr. Unsec’d. Notes	3.217(ff)	04/22/42	65	50,401
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	85	73,444
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	90	85,232
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	70	67,593
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	80	63,121
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	90	71,484

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

NatWest Group PLC (United Kingdom), Sr. Unsec’d. Notes	4.269%(ff)	03/22/25	25	$24,650
PNC Financial Services Group, Inc. (The), Sub. Notes	3.900	04/29/24	50	49,098
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.000	10/23/26	55	51,821
Sr. Unsec’d. Notes	5.389(ff)	04/24/34	20	20,328
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	30	25,645
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30	195	170,611
				2,703,173
Beverages 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700	02/01/36	20	20,093
Gtd. Notes	4.900	02/01/46	135	132,771

Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.750	01/23/29	90	91,877
Constellation Brands, Inc.,
Gtd. Notes	3.700	12/06/26	5	4,858
Gtd. Notes	4.400	11/15/25	10	9,907
Sr. Unsec’d. Notes	2.250	08/01/31	45	37,340
				296,846
Biotechnology 0.4%
Amgen, Inc.,
Sr. Unsec’d. Notes	2.600	08/19/26	120	112,949
Sr. Unsec’d. Notes	2.800	08/15/41	40	29,154
Sr. Unsec’d. Notes	5.250	03/02/30	80	82,192
				224,295
Building Materials 0.2%
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes	2.400	07/15/31	35	29,095
Sr. Unsec’d. Notes, Series CB	2.500	03/15/30	30	25,722
Owens Corning,
Sr. Unsec’d. Notes	4.200	12/01/24	35	34,534

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
Owens Corning, (cont’d.)
Sr. Unsec’d. Notes	4.300%	07/15/47	35	$29,388

Vulcan Materials Co., Sr. Unsec’d. Notes	4.500	06/15/47	5	4,452
				123,191
Chemicals 0.2%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625	10/01/44	20	17,822
FMC Corp.,
Sr. Unsec’d. Notes	3.450	10/01/29	15	13,776
Sr. Unsec’d. Notes	4.500	10/01/49	15	12,413

LYB International Finance BV, Gtd. Notes	4.875	03/15/44	30	26,519
LYB International Finance III LLC, Gtd. Notes	3.375	10/01/40	5	3,695
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	03/27/28	20	20,044
Sr. Unsec’d. Notes	5.250	01/15/45	10	9,594

Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	4.500	06/01/47	10	8,873
				112,736
Commercial Services 0.5%
Automatic Data Processing, Inc., Sr. Unsec’d. Notes	1.700	05/15/28	20	17,904
California Institute of Technology, Sr. Unsec’d. Notes	3.650	09/01/2119	15	10,669
Cintas Corp. No. 2, Gtd. Notes	3.700	04/01/27	20	19,601
Equifax, Inc.,
Sr. Unsec’d. Notes	2.350	09/15/31	15	12,110
Sr. Unsec’d. Notes	2.600	12/01/24	30	28,782

Massachusetts Institute of Technology, Sr. Unsec’d. Notes, Series F	2.989	07/01/50	35	27,278
President & Fellows of Harvard College,
Unsec’d. Notes	3.150	07/15/46	9	7,289
Unsec’d. Notes	3.745	11/15/52	20	17,902

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes	3.610%	02/15/2119	5	$3,653
Unsec’d. Notes, Series 2020	2.396	10/01/50	15	9,818

University of Southern California, Unsec’d. Notes, Series 2017	3.841	10/01/47	10	8,931
Washington University (The), Sr. Unsec’d. Notes, Series 2022	3.524	04/15/54	50	41,511
Yale University, Unsec’d. Notes, Series 2020	2.402	04/15/50	45	30,532
				235,980
Computers 0.3%
Apple, Inc.,
Sr. Unsec’d. Notes	3.250	02/23/26	60	58,765
Sr. Unsec’d. Notes	3.850	08/04/46	35	31,303

Genpact Luxembourg Sarl/Genpact USA, Inc., Gtd. Notes	1.750	04/10/26	35	32,160
Teledyne FLIR LLC, Sr. Unsec’d. Notes	2.500	08/01/30	5	4,215
				126,443
Diversified Financial Services 0.2%
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	2.750	10/15/32	55	43,706
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series KK	3.550	01/15/24	25	24,666
U.S. Gov’t. Gtd. Notes, Series PP	1.400	07/15/28	45	39,417
				107,789
Electric 3.7%
AEP Texas, Inc.,
Sr. Unsec’d. Notes	3.450	05/15/51	20	14,749
Sr. Unsec’d. Notes	3.800	10/01/47	30	23,106
Sr. Unsec’d. Notes, Series I	2.100	07/01/30	70	58,507

AEP Transmission Co. LLC, Sr. Unsec’d. Notes	3.750	12/01/47	15	12,346

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Alabama Power Co.,
Sr. Unsec’d. Notes	3.850%	12/01/42	10	$8,417
Sr. Unsec’d. Notes	6.125	05/15/38	50	55,329

Ameren Illinois Co., Sr. Sec’d. Notes	4.150	03/15/46	25	21,707
Arizona Public Service Co.,
Sr. Unsec’d. Notes	2.600	08/15/29	5	4,391
Sr. Unsec’d. Notes	3.500	12/01/49	20	14,481
Sr. Unsec’d. Notes	3.750	05/15/46	25	19,086
Sr. Unsec’d. Notes	6.350	12/15/32	25	27,359

Atlantic City Electric Co., First Mortgage	2.300	03/15/31	10	8,495
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	6.125	04/01/36	60	67,171
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	3.950	03/01/48	20	16,960
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	2.950	03/01/30	20	17,733
Commonwealth Edison Co.,
First Mortgage	4.600	08/15/43	70	66,002
First Mortgage	4.900	02/01/33	5	5,145

Connecticut Light & Power Co. (The), First Mortgage	5.250	01/15/53	15	15,741
Dominion Energy South Carolina, Inc., First Mortgage	5.450	02/01/41	20	20,544
DTE Electric Co., General Ref. Mortgage	3.750	08/15/47	20	16,324
Duke Energy Carolinas LLC,
First Mortgage	4.250	12/15/41	15	13,495
First Ref. Mortgage	4.000	09/30/42	40	34,487

Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26	75	70,513
Duke Energy Florida LLC, First Mortgage	6.350	09/15/37	15	16,912
Duke Energy Indiana LLC, First Mortgage, Series YYY	3.250	10/01/49	20	14,753
Entergy Louisiana LLC, Collateral Trust	4.200	04/01/50	5	4,328
Entergy Texas, Inc., First Mortgage	1.750	03/15/31	45	36,570

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Evergy Kansas Central, Inc.,
First Mortgage	4.125%	03/01/42	15	$12,957
First Mortgage	5.700	03/15/53	10	10,525
Eversource Energy,
Sr. Unsec’d. Notes	4.200	06/27/24	35	34,629
Sr. Unsec’d. Notes, Series R	1.650	08/15/30	15	12,215

Exelon Corp., Sr. Unsec’d. Notes	5.625	06/15/35	5	5,270
Florida Power & Light Co.,
First Mortgage	3.800	12/15/42	30	25,743
First Mortgage	5.100	04/01/33	55	57,357
First Mortgage	5.250	02/01/41	25	25,801

Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	7	6,608
Hydro-Quebec (Canada), Local Gov’t. Gtd. Notes, Series IO	8.050	07/07/24	10	10,367
Nevada Power Co., General Ref. Mortgage, Series R	6.750	07/01/37	10	11,672
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	2.750	11/01/29	25	22,346
Gtd. Notes	6.051	03/01/25	35	35,582

Northern States Power Co., First Mortgage	3.600	09/15/47	10	8,192
Pacific Gas & Electric Co.,
First Mortgage	3.950	12/01/47	55	39,012
First Mortgage	4.000	12/01/46	15	10,639
First Mortgage	4.500	07/01/40	15	12,190
PacifiCorp,
First Mortgage	2.700	09/15/30	25	22,292
First Mortgage	5.250	06/15/35	45	46,781
First Mortgage	5.350	12/01/53	25	25,975
First Mortgage	6.000	01/15/39	15	16,358
PECO Energy Co.,
First Mortgage	2.800	06/15/50	5	3,420
First Mortgage	4.375	08/15/52	5	4,606
PPL Electric Utilities Corp.,
First Mortgage	4.125	06/15/44	15	13,151
First Mortgage	4.150	10/01/45	20	17,607
First Mortgage	5.250	05/15/53	35	36,478
First Mortgage	6.250	05/15/39	10	11,169

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Public Service Electric & Gas Co.,
First Mortgage, MTN	3.600%	12/01/47	5	$4,045
First Mortgage, MTN	3.650	09/01/28	25	24,111
First Mortgage, MTN	4.900	12/15/32	15	15,464
First Ref. Mortgage, MTN	3.950	05/01/42	10	8,719
Sec’d. Notes, MTN	4.650	03/15/33	80	80,923

Public Service Enterprise Group, Inc., Sr. Unsec’d. Notes	2.450	11/15/31	20	16,685
Puget Energy, Inc.,
Sr. Sec’d. Notes	2.379	06/15/28	5	4,445
Sr. Sec’d. Notes	3.650	05/15/25	20	19,367
Sr. Sec’d. Notes	4.100	06/15/30	75	70,161
San Diego Gas & Electric Co.,
First Mortgage	5.350	04/01/53	35	36,263
First Mortgage, Series RRR	3.750	06/01/47	5	4,079
First Mortgage, Series UUU	3.320	04/15/50	25	18,766
Sempra Energy,
Sr. Unsec’d. Notes	3.300	04/01/25	55	53,357
Sr. Unsec’d. Notes	4.000	02/01/48	15	12,227
Southern California Edison Co.,
First Ref. Mortgage	4.000	04/01/47	20	16,537
First Ref. Mortgage	4.650	10/01/43	40	36,839

System Energy Resources, Inc., First Mortgage	6.000	04/15/28	15	15,466
Tampa Electric Co., Sr. Unsec’d. Notes	4.450	06/15/49	15	13,025
Tucson Electric Power Co., Sr. Unsec’d. Notes	3.250	05/15/32	30	26,850
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A	6.000	05/15/37	20	21,675
Sr. Unsec’d. Notes, Series B	6.000	01/15/36	10	10,875

WEC Energy Group, Inc., Sr. Unsec’d. Notes	1.800	10/15/30	20	16,333
Xcel Energy, Inc.,
Sr. Unsec’d. Notes	1.750	03/15/27	25	22,566
Sr. Unsec’d. Notes	4.000	06/15/28	70	68,328
				1,840,699

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electronics 0.1%
Agilent Technologies, Inc., Sr. Unsec’d. Notes	2.300%	03/12/31	50	$42,079
Entertainment 0.0%
Warnermedia Holdings, Inc., Gtd. Notes, 144A	5.141	03/15/52	30	23,949
Foods 0.2%
Hormel Foods Corp., Sr. Unsec’d. Notes	0.650	06/03/24	30	28,677
Mondelez International, Inc., Sr. Unsec’d. Notes	2.750	04/13/30	10	8,879
Tyson Foods, Inc., Sr. Unsec’d. Notes	4.000	03/01/26	60	58,867
				96,423
Gas 0.4%
Atmos Energy Corp., Sr. Unsec’d. Notes	3.375	09/15/49	10	7,654
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.250	03/01/28	65	67,428
NiSource, Inc.,
Sr. Unsec’d. Notes	4.800	02/15/44	10	9,356
Sr. Unsec’d. Notes	5.250	02/15/43	30	29,910
Southern California Gas Co.,
First Mortgage	3.750	09/15/42	10	8,297
First Mortgage	5.125	11/15/40	15	14,895

Southern Co. Gas Capital Corp., Gtd. Notes	4.400	06/01/43	25	21,223
Spire Missouri, Inc., First Mortgage	4.800	02/15/33	20	20,226
				178,989
Healthcare-Products 0.1%
Danaher Corp., Sr. Unsec’d. Notes	2.800	12/10/51	15	10,444
Stryker Corp.,
Sr. Unsec’d. Notes	3.375	05/15/24	10	9,818

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Products (cont’d.)
Stryker Corp., (cont’d.)
Sr. Unsec’d. Notes	3.375%	11/01/25	10	$9,681

Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.800	10/15/41	15	11,491
				41,434
Healthcare-Services 1.7%
Advocate Health & Hospitals Corp., Sr. Unsec’d. Notes	3.387	10/15/49	15	11,647
AHS Hospital Corp., Sr. Unsec’d. Notes, Series 2021	2.780	07/01/51	10	6,684
Ascension Health, Sr. Unsec’d. Notes, Series B	2.532	11/15/29	15	13,306
Baylor Scott & White Holdings, Unsec’d. Notes, Series 2021	1.777	11/15/30	30	24,549
Children’s Health System of Texas, Unsec’d. Notes	2.511	08/15/50	10	6,388
Children’s Hospital Corp. (The), Gtd. Notes, Series 2017	4.115	01/01/47	10	8,880
CommonSpirit Health, Sr. Sec’d. Notes	2.760	10/01/24	20	19,411
Elevance Health, Inc.,
Sr. Unsec’d. Notes	3.650	12/01/27	40	38,805
Sr. Unsec’d. Notes	4.101	03/01/28	50	49,313
Sr. Unsec’d. Notes	4.625	05/15/42	35	32,665
Kaiser Foundation Hospitals,
Gtd. Notes	4.150	05/01/47	15	13,565
Unsec’d. Notes, Series 2021	2.810	06/01/41	70	52,402
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes	5.000	07/01/42	30	30,064
Unsec’d. Notes, Series 2020	2.955	01/01/50	10	7,115

Methodist Hospital (The), Unsec’d. Notes, Series 20A	2.705	12/01/50	25	16,594
Mount Sinai Hospitals Group, Inc., Sec’d. Notes, Series 2019	3.737	07/01/49	10	7,834
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024	08/01/45	45	39,242
NYU Langone Hospitals, Sec’d. Notes	4.368	07/01/47	15	13,394

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

OhioHealth Corp., Sec’d. Notes	2.297%	11/15/31	30	$25,102
PeaceHealth Obligated Group, Sr. Unsec’d. Notes, Series 2020	1.375	11/15/25	5	4,553
Piedmont Healthcare, Inc., Sec’d. Notes, Series 2042	2.719	01/01/42	15	10,513
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29	10	8,555
Unsec’d. Notes, Series H	2.746	10/01/26	30	28,008

Sentara Healthcare, Sr. Unsec’d. Notes, Series 2021	2.927	11/01/51	15	10,492
Stanford Health Care,
Unsec’d. Notes	3.027	08/15/51	30	21,747
Unsec’d. Notes, Series 2018	3.795	11/15/48	15	12,579

Sutter Health, Unsec’d. Notes, Series 2018	4.091	08/15/48	45	37,297
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.050	05/15/41	30	23,826
Sr. Unsec’d. Notes	3.750	07/15/25	90	88,794
Sr. Unsec’d. Notes	4.250	06/15/48	15	13,596
Sr. Unsec’d. Notes	4.500	04/15/33	130	130,250

UPMC, Sec’d. Notes	5.035	05/15/33	25	24,858
				832,028
Insurance 0.6%
Arch Capital Finance LLC, Gtd. Notes	4.011	12/15/26	70	68,353
Chubb Corp. (The), Gtd. Notes	6.000	05/11/37	15	16,666
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.900	05/01/29	25	23,726
Sr. Unsec’d. Notes	3.950	05/15/24	35	34,467

Corebridge Financial, Inc., Sr. Unsec’d. Notes, 144A	3.900	04/05/32	30	26,368
Everest Reinsurance Holdings, Inc., Sr. Unsec’d. Notes	3.500	10/15/50	50	35,985
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec’d. Notes, 144A	5.625	08/16/32	10	9,879

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)

Lincoln National Corp., Sr. Unsec’d. Notes	3.050%	01/15/30	5	$4,073
Loews Corp., Sr. Unsec’d. Notes	3.200	05/15/30	15	13,604
Markel Corp.,
Sr. Unsec’d. Notes	3.450	05/07/52	5	3,574
Sr. Unsec’d. Notes	4.300	11/01/47	15	12,449

Unum Group, Sr. Unsec’d. Notes	4.000	06/15/29	65	62,384
				311,528
Iron/Steel 0.2%
Nucor Corp., Sr. Unsec’d. Notes	4.300	05/23/27	15	14,920
Steel Dynamics, Inc., Sr. Unsec’d. Notes	3.450	04/15/30	60	54,589
Vale Overseas Ltd. (Brazil), Gtd. Notes	6.250	08/10/26	20	20,631
				90,140
Lodging 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes	3.600	04/15/24	5	4,912
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	45	42,825
				47,737
Machinery-Diversified 0.2%
Flowserve Corp., Sr. Unsec’d. Notes	2.800	01/15/32	10	8,090
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	3.450	11/15/26	60	57,139
Gtd. Notes	4.950	09/15/28	30	29,688
				94,917

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.700%	04/01/51	45	$28,530
Sr. Sec’d. Notes	4.800	03/01/50	15	11,382
Sr. Sec’d. Notes	5.375	04/01/38	45	38,957
Sr. Sec’d. Notes	6.484	10/23/45	75	69,454
Comcast Corp.,
Gtd. Notes	3.450	02/01/50	25	19,282
Gtd. Notes	3.750	04/01/40	10	8,633
Discovery Communications LLC,
Gtd. Notes	4.000	09/15/55	66	43,345
Gtd. Notes	4.125	05/15/29	20	18,508
Gtd. Notes	5.300	05/15/49	25	20,427

Walt Disney Co. (The), Gtd. Notes	7.300	04/30/28	35	39,300
				297,818
Mining 0.7%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.700	05/30/41	85	89,255
Barrick PD Australia Finance Pty Ltd. (Canada), Gtd. Notes	5.950	10/15/39	20	21,383
Freeport-McMoRan, Inc.,
Gtd. Notes	4.125	03/01/28	20	18,881
Gtd. Notes	4.375	08/01/28	55	52,235
Gtd. Notes	5.400	11/14/34	25	24,607

Kinross Gold Corp. (Canada), Gtd. Notes	4.500	07/15/27	15	14,833
Newmont Corp.,
Gtd. Notes	2.250	10/01/30	45	37,943
Gtd. Notes	2.800	10/01/29	45	40,113
Gtd. Notes	5.450	06/09/44	25	25,396
				324,646
Miscellaneous Manufacturing 0.3%
Carlisle Cos., Inc., Sr. Unsec’d. Notes	2.200	03/01/32	50	39,579

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Miscellaneous Manufacturing (cont’d.)
Eaton Corp., Gtd. Notes	4.700%	08/23/52	10	$9,611
Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29	15	14,327
Teledyne Technologies, Inc., Gtd. Notes	2.250	04/01/28	65	57,952
Textron, Inc., Sr. Unsec’d. Notes	2.450	03/15/31	50	42,348
				163,817
Oil & Gas 0.4%
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	3.750	02/15/52	15	10,878
Chevron Corp., Sr. Unsec’d. Notes	3.078	05/11/50	5	3,871
Devon Energy Corp., Sr. Unsec’d. Notes	5.600	07/15/41	10	9,731
Diamondback Energy, Inc., Gtd. Notes	3.500	12/01/29	40	37,034
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900	04/01/35	20	18,560
Equinor ASA (Norway), Gtd. Notes	3.700	04/06/50	20	16,827
Exxon Mobil Corp., Sr. Unsec’d. Notes	4.114	03/01/46	15	13,465
Phillips 66 Co.,
Gtd. Notes, 144A	3.750	03/01/28	10	9,543
Gtd. Notes, 144A	4.900	10/01/46	25	22,693

Pioneer Natural Resources Co., Sr. Unsec’d. Notes	1.900	08/15/30	40	33,198
TotalEnergies Capital International SA (France), Gtd. Notes	2.829	01/10/30	25	22,827
				198,627
Oil & Gas Services 0.0%
Halliburton Co., Sr. Unsec’d. Notes	4.750	08/01/43	10	8,921

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers 0.1%
Berry Global, Inc., Sr. Sec’d. Notes	1.570%	01/15/26	45	$40,923
Pharmaceuticals 1.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050	11/21/39	50	44,211
Sr. Unsec’d. Notes	4.550	03/15/35	40	39,143
Sr. Unsec’d. Notes	4.700	05/14/45	40	37,495

Astrazeneca Finance LLC (United Kingdom), Gtd. Notes	2.250	05/28/31	10	8,652
Becton, Dickinson & Co., Sr. Unsec’d. Notes	3.734	12/15/24	9	8,830
Cigna Group (The),
Gtd. Notes	4.500	02/25/26	60	59,841
Gtd. Notes	4.900	12/15/48	15	14,102
CVS Health Corp.,
Sr. Unsec’d. Notes	4.300	03/25/28	10	9,877
Sr. Unsec’d. Notes	4.780	03/25/38	35	33,364
Sr. Unsec’d. Notes	5.125	02/21/30	55	55,962
Sr. Unsec’d. Notes	5.125	07/20/45	35	33,058

Johnson & Johnson, Sr. Unsec’d. Notes	3.625	03/03/37	25	23,409
Merck & Co., Inc., Sr. Unsec’d. Notes	3.400	03/07/29	10	9,659
Mylan, Inc., Gtd. Notes	5.200	04/15/48	30	23,093
Takeda Pharmaceutical Co. Ltd. (Japan), Sr. Unsec’d. Notes	2.050	03/31/30	135	114,496
Utah Acquisition Sub, Inc., Gtd. Notes	3.950	06/15/26	20	19,136
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40	45	31,182
Gtd. Notes	4.000	06/22/50	40	25,935
Wyeth LLC,
Gtd. Notes	6.450	02/01/24	50	50,508
Gtd. Notes	6.500	02/01/34	30	34,988
				676,941

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines 1.6%
Energy Transfer LP,
Sr. Unsec’d. Notes	3.900%	07/15/26	55	$52,945
Sr. Unsec’d. Notes	4.200	04/15/27	30	28,979
Sr. Unsec’d. Notes	4.750	01/15/26	40	39,674
Sr. Unsec’d. Notes	4.900	03/15/35	30	28,240
Sr. Unsec’d. Notes	5.300	04/15/47	10	8,763
Sr. Unsec’d. Notes	6.000	06/15/48	15	14,340
Sr. Unsec’d. Notes	6.125	12/15/45	50	48,846
Sr. Unsec’d. Notes	6.625	10/15/36	10	10,587

Enterprise Products Operating LLC, Gtd. Notes	4.850	03/15/44	60	55,896
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	3.250	06/01/30	10	9,078
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	90	76,891
Sr. Unsec’d. Notes	4.125	03/01/27	10	9,759
Sr. Unsec’d. Notes	4.500	04/15/38	20	17,953
Sr. Unsec’d. Notes	4.700	04/15/48	50	41,862
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	155	137,349
Gtd. Notes	4.450	09/01/49	20	15,667
Gtd. Notes	4.950	07/13/47	10	8,482

Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	3.550	12/15/29	25	22,568
Targa Resources Corp.,
Gtd. Notes	4.200	02/01/33	15	13,633
Gtd. Notes	6.125	03/15/33	30	31,317
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.250	05/15/30	70	63,873
Sr. Unsec’d. Notes	4.600	03/15/48	25	22,029
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.750	06/15/27	30	29,007
Sr. Unsec’d. Notes	4.850	03/01/48	5	4,436
				792,174
Real Estate Investment Trusts (REITs) 1.0%
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	2.500	08/16/31	50	39,317

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Corporate Office Properties LP, Gtd. Notes	2.900%	12/01/33	30	$20,877
CubeSmart LP, Gtd. Notes	2.250	12/15/28	20	17,349
Essex Portfolio LP, Gtd. Notes	1.700	03/01/28	15	12,959
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	3.250	01/15/32	10	8,242
Healthpeak Properties, Inc., Gtd. Notes	3.000	01/15/30	20	17,696
Host Hotels & Resorts LP, Sr. Unsec’d. Notes, Series J	2.900	12/15/31	15	11,881
Kimco Realty OP LLC,
Gtd. Notes	1.900	03/01/28	50	43,107
Gtd. Notes	3.200	04/01/32	25	21,185
Realty Income Corp.,
Sr. Unsec’d. Notes	3.100	12/15/29	60	54,754
Sr. Unsec’d. Notes	3.400	01/15/28	10	9,390
Simon Property Group LP,
Sr. Unsec’d. Notes	2.450	09/13/29	55	47,979
Sr. Unsec’d. Notes	3.375	10/01/24	70	68,382
Sr. Unsec’d. Notes	3.500	09/01/25	5	4,830
Sr. Unsec’d. Notes	3.750	02/01/24	10	9,869

Spirit Realty LP, Gtd. Notes	2.700	02/15/32	25	19,721
Ventas Realty LP, Gtd. Notes	3.850	04/01/27	10	9,504
VICI Properties LP, Sr. Unsec’d. Notes	4.750	02/15/28	25	24,144
Welltower OP LLC, Gtd. Notes	2.700	02/15/27	10	9,166
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.000	04/15/30	40	37,785
WP Carey, Inc., Sr. Unsec’d. Notes	2.400	02/01/31	40	32,727
				520,864

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail 0.4%
AutoZone, Inc.,
Sr. Unsec’d. Notes	1.650%	01/15/31	5	$4,004
Sr. Unsec’d. Notes	3.750	04/18/29	30	28,454
Home Depot, Inc. (The),
Sr. Unsec’d. Notes	3.750	02/15/24	85	84,227
Sr. Unsec’d. Notes	3.900	06/15/47	20	17,199

Lowe’s Cos., Inc., Sr. Unsec’d. Notes	3.100	05/03/27	20	19,065
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes	1.750	03/15/31	15	12,132
Sr. Unsec’d. Notes	4.700	06/15/32	20	19,880
				184,961
Semiconductors 0.4%
Broadcom, Inc.,
Gtd. Notes, 144A	3.500	02/15/41	20	15,072
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	47	39,551
Sr. Unsec’d. Notes, 144A	4.926	05/15/37	85	77,598
Intel Corp.,
Sr. Unsec’d. Notes	5.625	02/10/43	5	5,133
Sr. Unsec’d. Notes	5.700	02/10/53	20	20,446
Sr. Unsec’d. Notes	5.900	02/10/63	20	20,592
				178,392
Software 0.6%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.100	03/01/41	10	7,033
Fiserv, Inc.,
Sr. Unsec’d. Notes	2.750	07/01/24	5	4,859
Sr. Unsec’d. Notes	3.850	06/01/25	15	14,697

Intuit, Inc., Sr. Unsec’d. Notes	1.350	07/15/27	5	4,464
Microsoft Corp., Sr. Unsec’d. Notes	2.921	03/17/52	22	16,809
Oracle Corp.,
Sr. Unsec’d. Notes	2.800	04/01/27	85	79,160
Sr. Unsec’d. Notes	2.950	05/15/25	75	72,262
Sr. Unsec’d. Notes	3.600	04/01/50	5	3,552

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software (cont’d.)
Oracle Corp., (cont’d.)
Sr. Unsec’d. Notes	5.550%	02/06/53	20	$19,189
Sr. Unsec’d. Notes	6.900	11/09/52	25	27,970

ServiceNow, Inc., Sr. Unsec’d. Notes	1.400	09/01/30	30	24,185
Workday, Inc.,
Sr. Unsec’d. Notes	3.500	04/01/27	10	9,602
Sr. Unsec’d. Notes	3.700	04/01/29	25	23,559
				307,341
Telecommunications 0.7%
AT&T, Inc.,
Sr. Unsec’d. Notes	1.700	03/25/26	10	9,233
Sr. Unsec’d. Notes	2.550	12/01/33	10	8,045
Sr. Unsec’d. Notes	3.500	06/01/41	100	78,655
Sr. Unsec’d. Notes	3.550	09/15/55	60	42,517
Sr. Unsec’d. Notes	3.800	12/01/57	30	22,014
T-Mobile USA, Inc.,
Gtd. Notes	3.000	02/15/41	85	63,164
Gtd. Notes	3.875	04/15/30	30	28,265
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.355	03/15/32	30	24,622
Sr. Unsec’d. Notes	2.650	11/20/40	10	7,095
Sr. Unsec’d. Notes	3.400	03/22/41	45	35,516
Sr. Unsec’d. Notes	4.016	12/03/29	10	9,598
				328,724
Transportation 0.3%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.750	04/01/24	75	74,176
CSX Corp.,
Sr. Unsec’d. Notes	3.800	03/01/28	35	34,298
Sr. Unsec’d. Notes	4.100	03/15/44	10	8,801
Union Pacific Corp.,
Sr. Unsec’d. Notes	3.000	04/15/27	15	14,372

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Transportation (cont’d.)
Union Pacific Corp., (cont’d.)
Sr. Unsec’d. Notes	3.600%	09/15/37	10	$8,840
Sr. Unsec’d. Notes	3.799	04/06/71	5	3,888
				144,375

Total Corporate Bonds (cost $14,244,060)				12,517,069
Municipal Bonds 0.9%
Arizona 0.1%
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, BABs	4.839	01/01/41	35	35,171
California 0.3%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49	50	61,395
Taxable, Revenue Bonds	2.574	04/01/31	15	13,631

Los Angeles Department of Water & Power, Power System Revenue, Revenue Bonds, BABs	5.716	07/01/39	20	22,342
State of California, General Obligation Unlimited, Taxable, BABs	7.550	04/01/39	30	39,486
				136,854
Illinois 0.0%
State of Illinois, General Obligation Unlimited, Taxable	5.100	06/01/33	25	25,042
Michigan 0.1%
Michigan Finance Authority, Taxable, Revenue Bonds	3.384	12/01/40	15	12,639
University of Michigan,
Taxable, Revenue Bonds, Series B	2.437	04/01/40	25	18,842
Taxable, Revenue Bonds, Series B	3.504	04/01/52	30	25,272
				56,753

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Jersey 0.1%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414%	01/01/40	60	$77,430
New York 0.1%
New York State Dormitory Authority, Taxable, Revenue Bonds, Series C	2.202	03/15/34	30	23,977
Port Authority of New York & New Jersey, Consolidated, Taxable, Revenue Bonds, Series 174	4.458	10/01/62	15	14,248
				38,225
Ohio 0.1%
JobsOhio Beverage System, Taxable, Revenue Bonds, Series A	2.833	01/01/38	5	4,142
Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.048	12/01/56	12	10,472
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	25	22,850
Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40	10	10,278
				47,742
Texas 0.0%
Texas Private Activity Bond Surface Transportation Corp., Taxable, Revenue Bonds, Series B	3.922	12/31/49	15	12,697
Virginia 0.1%
University of Virginia, Taxable, Revenue Bonds, Series B	2.584	11/01/51	40	28,132

Total Municipal Bonds (cost $533,055)				458,046
Sovereign Bonds 1.8%
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	3.500	01/11/28	200	192,600
Israel Government International Bond (Israel), Sr. Unsec’d. Notes	2.875	03/16/26	225	214,073
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes	4.500	04/22/29	200	197,413
Sr. Unsec’d. Notes, MTN	4.750	03/08/44	66	57,391

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)

Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	2.783%	01/23/31	32	$27,706
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	7.750	01/14/31	100	119,394
Province of Quebec (Canada), Debentures, Series NN	7.125	02/09/24	30	30,426
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	5.100	06/18/50	25	25,606

Total Sovereign Bonds (cost $960,509)				864,609
U.S. Government Agency Obligations 30.4%
Federal Home Loan Bank	4.250	09/10/32	20	20,107
Federal Home Loan Mortgage Corp.	0.375	05/05/23	105	104,949
Federal Home Loan Mortgage Corp.	1.500	10/01/50	207	163,292
Federal Home Loan Mortgage Corp.	2.000	01/01/32	27	25,349
Federal Home Loan Mortgage Corp.	2.000	12/01/50	393	328,325
Federal Home Loan Mortgage Corp.	2.000	05/01/51	464	387,048
Federal Home Loan Mortgage Corp.	2.000	07/01/51	253	210,720
Federal Home Loan Mortgage Corp.	2.500	07/01/31	70	66,404
Federal Home Loan Mortgage Corp.	2.500	04/01/51	247	214,278
Federal Home Loan Mortgage Corp.	2.500	10/01/51	345	301,130
Federal Home Loan Mortgage Corp.	3.000	02/01/32	20	19,498
Federal Home Loan Mortgage Corp.	3.000	02/01/32	25	23,841
Federal Home Loan Mortgage Corp.	3.000	01/01/37	8	7,623
Federal Home Loan Mortgage Corp.	3.000	12/01/37	11	10,787
Federal Home Loan Mortgage Corp.	3.000	12/01/42	83	76,573
Federal Home Loan Mortgage Corp.	3.000	11/01/46	23	20,775
Federal Home Loan Mortgage Corp.	3.000	01/01/47	146	134,283
Federal Home Loan Mortgage Corp.	3.000	03/01/47	100	91,825
Federal Home Loan Mortgage Corp.	3.000	12/01/47	57	51,874
Federal Home Loan Mortgage Corp.	3.000	12/01/47	87	79,951
Federal Home Loan Mortgage Corp.	3.500	11/01/37	13	12,663
Federal Home Loan Mortgage Corp.	3.500	06/01/42	20	19,034
Federal Home Loan Mortgage Corp.	3.500	04/01/46	25	23,817
Federal Home Loan Mortgage Corp.	3.500	11/01/47	34	32,215
Federal Home Loan Mortgage Corp.	3.500	11/01/47	43	40,207
Federal Home Loan Mortgage Corp.	3.500	02/01/48	124	117,015
Federal Home Loan Mortgage Corp.	3.500	04/01/48	247	232,467
Federal Home Loan Mortgage Corp.	3.500	08/01/52	76	70,980
Federal Home Loan Mortgage Corp.	4.000	11/01/37	114	112,111

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	4.000%	10/01/45	23	$21,978
Federal Home Loan Mortgage Corp.	4.000	05/01/46	46	44,429
Federal Home Loan Mortgage Corp.	4.000	03/01/47	22	21,552
Federal Home Loan Mortgage Corp.	4.000	01/01/48	35	34,358
Federal Home Loan Mortgage Corp.	4.500	07/01/47	45	44,634
Federal Home Loan Mortgage Corp.	4.500	12/01/48	12	11,578
Federal Home Loan Mortgage Corp.	4.500	08/01/52	525	513,361
Federal Home Loan Mortgage Corp.	5.500	12/01/52	123	124,268
Federal Home Loan Mortgage Corp.	6.250	07/15/32	45	53,720
Federal Home Loan Mortgage Corp.	6.750	03/15/31	25	30,117
Federal National Mortgage Assoc.	0.500	06/17/25	50	46,354
Federal National Mortgage Assoc.	0.500	11/07/25	30	27,557
Federal National Mortgage Assoc.	0.875	08/05/30	60	49,293
Federal National Mortgage Assoc.	1.500	10/01/50	220	173,791
Federal National Mortgage Assoc.	1.500	11/01/50	222	174,889
Federal National Mortgage Assoc.	1.500	02/01/51	196	155,069
Federal National Mortgage Assoc.	2.000	07/01/36	122	110,322
Federal National Mortgage Assoc.	2.000	07/01/40	170	146,476
Federal National Mortgage Assoc.	2.000	01/01/41	394	337,403
Federal National Mortgage Assoc.	2.000	05/01/41	404	346,720
Federal National Mortgage Assoc.	2.000	09/01/50	297	247,810
Federal National Mortgage Assoc.	2.000	12/01/50	156	130,305
Federal National Mortgage Assoc.	2.000	01/01/51	281	234,876
Federal National Mortgage Assoc.	2.000	03/01/51	129	107,289
Federal National Mortgage Assoc.	2.000	05/01/51	229	191,168
Federal National Mortgage Assoc.	2.500	02/05/24	65	63,801
Federal National Mortgage Assoc.	2.500	06/01/28	55	53,079
Federal National Mortgage Assoc.	2.500	01/01/32	70	66,353
Federal National Mortgage Assoc.	2.500	02/01/43	32	28,002
Federal National Mortgage Assoc.	2.500	09/01/46	31	26,955
Federal National Mortgage Assoc.	2.500	09/01/46	55	48,228
Federal National Mortgage Assoc.	2.500	05/01/50	185	161,151
Federal National Mortgage Assoc.	2.500	08/01/50	342	296,724
Federal National Mortgage Assoc.	2.500	10/01/50	384	332,928
Federal National Mortgage Assoc.	2.500	04/01/51	759	656,710
Federal National Mortgage Assoc.	2.500	08/01/51	102	88,594
Federal National Mortgage Assoc.	2.500	02/01/52	113	98,034
Federal National Mortgage Assoc.	3.000	11/01/28	35	33,782
Federal National Mortgage Assoc.	3.000	01/01/30	71	68,748
Federal National Mortgage Assoc.	3.000	12/01/36	25	23,491
Federal National Mortgage Assoc.	3.000	10/01/42	15	13,760
Federal National Mortgage Assoc.	3.000	12/01/42	91	83,453

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	3.000%	02/01/43	172	$158,521
Federal National Mortgage Assoc.	3.000	04/01/43	45	41,870
Federal National Mortgage Assoc.	3.000	08/01/43	130	119,939
Federal National Mortgage Assoc.	3.000	01/01/47	150	136,994
Federal National Mortgage Assoc.	3.000	02/01/47	102	93,037
Federal National Mortgage Assoc.	3.000	01/01/50	80	72,312
Federal National Mortgage Assoc.	3.000	04/01/52	240	216,030
Federal National Mortgage Assoc.	3.500	08/01/31	26	25,615
Federal National Mortgage Assoc.	3.500	10/01/32	12	11,259
Federal National Mortgage Assoc.	3.500	06/01/33	16	16,076
Federal National Mortgage Assoc.	3.500	01/01/42	63	59,966
Federal National Mortgage Assoc.	3.500	03/01/42	62	59,287
Federal National Mortgage Assoc.	3.500	10/01/42	180	172,015
Federal National Mortgage Assoc.	3.500	11/01/42	42	40,331
Federal National Mortgage Assoc.	3.500	08/01/43	58	55,143
Federal National Mortgage Assoc.	3.500	03/01/45	99	93,685
Federal National Mortgage Assoc.	3.500	01/01/46	19	18,108
Federal National Mortgage Assoc.	3.500	12/01/46	185	174,224
Federal National Mortgage Assoc.	3.500	01/01/47	40	38,201
Federal National Mortgage Assoc.	3.500	09/01/47	59	55,690
Federal National Mortgage Assoc.	3.500	07/01/52	241	223,686
Federal National Mortgage Assoc.	4.000	01/01/41	114	111,663
Federal National Mortgage Assoc.	4.000	04/01/41	63	61,282
Federal National Mortgage Assoc.	4.000	02/01/47	60	57,990
Federal National Mortgage Assoc.	4.000	04/01/48	104	101,231
Federal National Mortgage Assoc.	4.000	12/01/48	94	90,931
Federal National Mortgage Assoc.	4.000	03/01/49	198	192,067
Federal National Mortgage Assoc.	4.000	04/01/52	230	219,857
Federal National Mortgage Assoc.	4.500	03/01/41	52	52,598
Federal National Mortgage Assoc.	4.500	02/01/44	52	51,649
Federal National Mortgage Assoc.	4.500	01/01/45	56	55,600
Federal National Mortgage Assoc.	4.500	04/01/48	31	30,352
Federal National Mortgage Assoc.	4.500	05/01/48	9	9,265
Federal National Mortgage Assoc.	4.500	08/01/48	12	11,814
Federal National Mortgage Assoc.	4.500	02/01/49	10	9,702
Federal National Mortgage Assoc.	4.500	06/01/52	110	107,363
Federal National Mortgage Assoc.	4.500	07/01/52	250	244,202
Federal National Mortgage Assoc.	4.500	01/01/53	214	209,614
Federal National Mortgage Assoc.	5.000	11/01/35	74	75,610
Federal National Mortgage Assoc.	5.000	06/01/40	15	15,172
Federal National Mortgage Assoc.	5.000	03/01/42	29	29,690
Federal National Mortgage Assoc.	5.000	07/01/52	247	246,138

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	5.500%	11/01/52	363	$365,823
Federal National Mortgage Assoc.	6.000	12/01/52	122	124,735
Federal National Mortgage Assoc.	6.625	11/15/30	40	47,607
Government National Mortgage Assoc.	2.000	12/20/51	229	195,753
Government National Mortgage Assoc.	2.500	03/20/43	7	6,540
Government National Mortgage Assoc.	2.500	12/20/46	12	11,198
Government National Mortgage Assoc.	2.500	05/20/51	430	381,037
Government National Mortgage Assoc.	2.500	10/20/51	245	216,157
Government National Mortgage Assoc.	3.000	01/20/43	65	60,492
Government National Mortgage Assoc.	3.000	04/20/45	26	24,150
Government National Mortgage Assoc.	3.000	07/20/46	46	42,284
Government National Mortgage Assoc.	3.000	09/20/46	46	42,961
Government National Mortgage Assoc.	3.000	03/20/49	55	51,067
Government National Mortgage Assoc.	3.000	06/20/51	89	81,866
Government National Mortgage Assoc.	3.000	08/20/51	226	206,784
Government National Mortgage Assoc.	3.500	12/20/42	131	125,497
Government National Mortgage Assoc.	3.500	01/20/44	36	34,322
Government National Mortgage Assoc.	3.500	04/20/45	19	17,958
Government National Mortgage Assoc.	3.500	07/20/46	82	77,778
Government National Mortgage Assoc.	3.500	08/20/46	124	118,446
Government National Mortgage Assoc.	3.500	09/20/46	19	18,365
Government National Mortgage Assoc.	3.500	07/20/47	53	50,207
Government National Mortgage Assoc.	3.500	11/20/47	35	33,060
Government National Mortgage Assoc.	4.000	12/20/45	56	54,911
Government National Mortgage Assoc.	4.000	10/20/46	3	3,172
Government National Mortgage Assoc.	4.000	03/20/47	26	25,708
Government National Mortgage Assoc.	4.000	07/20/47	33	32,496
Government National Mortgage Assoc.	4.000	09/20/47	86	84,437
Government National Mortgage Assoc.	4.000	03/20/49	14	13,282
Government National Mortgage Assoc.	4.500	04/20/41	12	11,684
Government National Mortgage Assoc.	4.500	03/20/44	30	30,342
Government National Mortgage Assoc.	4.500	12/20/44	28	28,346
Government National Mortgage Assoc.	4.500	11/20/46	14	14,277
Government National Mortgage Assoc.	4.500	01/20/47	5	4,542
Government National Mortgage Assoc.	5.000	04/20/45	22	22,758
Government National Mortgage Assoc.	5.500	12/15/33	9	8,871
Tennessee Valley Authority, Sr. Unsec’d. Notes	0.750	05/15/25	25	23,304
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	40	32,909

Total U.S. Government Agency Obligations (cost $16,722,266)				15,113,156

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations 33.6%
U.S. Treasury Bonds	1.375%	11/15/40	1,035	$715,929
U.S. Treasury Bonds	1.750	08/15/41	205	148,928
U.S. Treasury Bonds	1.875	11/15/51	609	414,786
U.S. Treasury Bonds	2.000	02/15/50	155	109,977
U.S. Treasury Bonds	2.250	05/15/41	1,515	1,207,739
U.S. Treasury Bonds	2.250	08/15/49	70	52,675
U.S. Treasury Bonds	2.375	11/15/49	155	119,859
U.S. Treasury Bonds	2.375	05/15/51	185	142,219
U.S. Treasury Bonds	2.500	02/15/46	175	139,426
U.S. Treasury Bonds	2.750	08/15/47	265	220,612
U.S. Treasury Bonds	4.000	11/15/42	325	334,750
U.S. Treasury Bonds	4.000	11/15/52	115	122,080
U.S. Treasury Notes	0.375	04/30/25	50	46,492
U.S. Treasury Notes	0.375	01/31/26	285	259,773
U.S. Treasury Notes	0.750	04/30/26	1,775	1,625,928
U.S. Treasury Notes	0.750	05/31/26	435	397,583
U.S. Treasury Notes	0.875	06/30/26	1,110	1,017,558
U.S. Treasury Notes	1.250	11/30/26	990	910,877
U.S. Treasury Notes	1.250	12/31/26	215	197,481
U.S. Treasury Notes	1.500	11/30/28	441	395,452
U.S. Treasury Notes	2.000	08/15/25	285	272,999
U.S. Treasury Notes	2.125	07/31/24	460	446,164
U.S. Treasury Notes	2.625	02/15/29	325	309,689
U.S. Treasury Notes	2.750	07/31/27	1,675	1,620,562
U.S. Treasury Notes	2.750	05/31/29	255	244,302
U.S. Treasury Notes	2.875	05/15/28	360	349,059
U.S. Treasury Notes	2.875	05/15/32	450	430,734
U.S. Treasury Notes	3.000	07/15/25	275	269,328
U.S. Treasury Notes	3.125	11/15/28	90	88,151
U.S. Treasury Notes	3.500	04/30/28	100	100,036
U.S. Treasury Notes	3.500	04/30/30	50	50,097
U.S. Treasury Notes	3.500	02/15/33	120	120,713
U.S. Treasury Notes	3.625	03/31/28	250	251,348
U.S. Treasury Notes	3.625	03/31/30	40	40,375
U.S. Treasury Notes	3.875	03/31/25	5	4,980
U.S. Treasury Notes	4.125	11/15/32	475	501,422
U.S. Treasury Notes	4.250	09/30/24	2,125	2,119,106
U.S. Treasury Notes	4.250	12/31/24	515	514,779
U.S. Treasury Strips Coupon	1.225(s)	02/15/41	15	7,542
U.S. Treasury Strips Coupon	1.371(s)	05/15/42	55	25,998
U.S. Treasury Strips Coupon	1.394(s)	11/15/41	20	9,678
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	15	7,017

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Strips Coupon	1.463%(s)	11/15/42	35	$16,197
U.S. Treasury Strips Coupon	2.045(s)	11/15/36	45	27,269
U.S. Treasury Strips Coupon	2.230(s)	05/15/39	50	27,205
U.S. Treasury Strips Coupon	2.271(s)	08/15/39	185	99,633
U.S. Treasury Strips Coupon	2.350(s)	05/15/44	250	108,809
U.S. Treasury Strips Coupon	2.444(s)	02/15/36	65	40,610
U.S. Treasury Strips Coupon	3.277(s)	08/15/41	35	17,106

Total U.S. Treasury Obligations (cost $17,528,937)				16,701,032

Total Long-Term Investments (cost $53,462,197)				48,729,899

	Shares
Short-Term Investment 1.2%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (cost $594,390)(wj)	594,390	594,390

TOTAL INVESTMENTS 99.3% (cost $54,056,587)		49,324,289
Other assets in excess of liabilities 0.7%		372,203

Net Assets 100.0%		$49,696,492

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BABs—Build America Bonds
CLO—Collateralized Loan Obligation
GMTN—Global Medium Term Note
LP—Limited Partnership
MTN—Medium Term Note
REITs—Real Estate Investment Trust
SAN—Santander Bank, N.A.
STRIPs—Separate Trading of Registered Interest and Principal of Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.

PGIM Core Conservative Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wj)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).